Dividends	12 Months Ended
May. 02, 2015
Dividends
22.	Dividends

The Company paid a dividend to preferred shareholders in the amount of $16,026 and $15,768 in fiscal 2015 and fiscal 2014, respectively.

The Company paid no dividends to common stockholders during fiscal 2015 and 2014.